ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Statements of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Home Inns & Hotels Management Inc. [Member] USD ($)	Dec. 31, 2013 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2011 Home Inns & Hotels Management Inc. [Member] CNY
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 984,712	5,961,150	5,416,317	3,710,452	$ 0	0	0	0
Operating expenses	(899,891)	(5,447,680)	(5,159,139)	(3,413,014)	(1,371)	(8,298)	(7,901)	(61,783)
Loss from operations	86,653	524,559	273,736	297,438	(1,371)	(8,298)	(7,901)	(61,783)
Share of income from subsidiaries					62,479	378,222	190,404	239,217
Interest income	1,027	6,216	11,874	31,996	31	189	889	8,095
Interest expense	(8,945)	(54,149)	(119,416)	(46,868)	(8,233)	(49,843)	(118,515)	(45,945)
Accelerated fee amortization on early extinguishment of long-term loans	(6,917)	(41,872)	0	0	(6,917)	(41,872)	0	0
Gain/(loss) on change in fair value of convertible notes	(22,037)	(133,404)	(87,099)	198,547	(22,037)	(133,404)	(87,099)	198,547
Foreign exchange gain, net	8,231	49,830	217	15,849	8,312	50,316	1,969	19,194
Gain on buy-back of convertible bonds	0	0	0	1,521	0	0	0	1,521
Non-operating income	8,864	53,663	43,248	35,899	151	912	0	0
Non-operating expenses	(165)	(1,000)	(6,665)	(7,315)	0	0	(6,665)	(7,315)
Income/(loss) before income tax expense	66,580	403,051	113,590	527,067	32,415	196,222	(26,918)	351,531
Income tax expense	(34,193)	(206,997)	(136,305)	(169,442)	0	0	0	0
Net income/(loss)	$ 32,387	196,054	(22,715)	357,625	$ 32,415	196,222	(26,918)	351,531